Employee Benefit Plans (Schedule of Information About Options Exercised) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Employee Benefits and Share-based Compensation, Noncash [Abstract]
Number of options exercised (in shares)	94,679	90,871
Total intrinsic value of options exercised	$ 1,073,474	$ 451,288
Proceeds from exercise of stock options	509,047	549,918
Tax deduction realized from options exercised	$ 438,514	$ 184,351